Financial instruments and risk management (Details 12) R$ in Thousands	12 Months Ended
Dec. 31, 2023 BRL (R$) Number
Scenario -30% [member] | Soybean Meal C B O T [Member]
IfrsStatementLineItems [Line Items]
Base rate | Number	289
Net effect on operating results	R$ 316
Scenario -30% [member] | Soybean Oil C B O T [Member]
IfrsStatementLineItems [Line Items]
Base rate | Number	835
Net effect on operating results
Scenario -30% [member] | Corn C B O T [Member]
IfrsStatementLineItems [Line Items]
Base rate | Number	139
Net effect on operating results	R$ 1,092
Scenario -30% [member] | Corn B 3 [Member]
IfrsStatementLineItems [Line Items]
Base rate | Number	756
Net effect on operating results	R$ 28,254
Scenario -30% [member] | N D F [Member] | Soybean Meal C B O T [Member]
IfrsStatementLineItems [Line Items]
Net effect on operating results	(496)
Scenario -30% [member] | N D F [Member] | Soybean Oil C B O T [Member]
IfrsStatementLineItems [Line Items]
Net effect on operating results	(3,579)
Scenario -30% [member] | N D F [Member] | Corn C B O T [Member]
IfrsStatementLineItems [Line Items]
Net effect on operating results	(21,476)
Scenario -30% [member] | N D F [Member] | Corn B 3 [Member]
IfrsStatementLineItems [Line Items]
Net effect on operating results	22,039
Scenario -30% [member] | Collar [Member] | Soybean Meal C B O T [Member]
IfrsStatementLineItems [Line Items]
Net effect on operating results	(4,628)
Scenario -30% [member] | Collar [Member] | Corn C B O T [Member]
IfrsStatementLineItems [Line Items]
Net effect on operating results	(3,755)
Scenario -30% [member] | Collar [Member] | Corn B 3 [Member]
IfrsStatementLineItems [Line Items]
Net effect on operating results	(15,696)
Scenario -30% [member] | Cost of sales [member] | Soybean Meal C B O T [Member]
IfrsStatementLineItems [Line Items]
Net effect on operating results	5,440
Scenario -30% [member] | Cost of sales [member] | Soybean Oil C B O T [Member]
IfrsStatementLineItems [Line Items]
Net effect on operating results	3,579
Scenario -30% [member] | Cost of sales [member] | Corn C B O T [Member]
IfrsStatementLineItems [Line Items]
Net effect on operating results	26,323
Scenario -30% [member] | Cost of sales [member] | Corn B 3 [Member]
IfrsStatementLineItems [Line Items]
Net effect on operating results	R$ 21,911
Scenario -30% [member] | United States of America, Dollars
IfrsStatementLineItems [Line Items]
Base rate | Number	3.5000
Monetary assets and liabilities	R$ 741,601
Derivative Instruments - Not designated	(599,427)
Net effect	142,174
Net effect on operating results	(6,568)
Scenario -30% [member] | United States of America, Dollars | Revenue In U S D [Member]
IfrsStatementLineItems [Line Items]
Net effect on operating results	(770,577)
Scenario -30% [member] | United States of America, Dollars | N D F [Member]
IfrsStatementLineItems [Line Items]
Net effect on operating results	321,241
Scenario -30% [member] | United States of America, Dollars | Collar [Member]
IfrsStatementLineItems [Line Items]
Net effect on operating results	R$ 442,768
Scenario -30% [member] | Euro Member Countries, Euro
IfrsStatementLineItems [Line Items]
Base rate | Number	3.9690
Monetary assets and liabilities	R$ 13,385
Derivative Instruments - Not designated	(6,913)
Net effect	R$ 6,472
Scenario -30% [member] | Japan, Yen
IfrsStatementLineItems [Line Items]
Base rate | Number	0.0263
Monetary assets and liabilities	R$ 289
Net effect	R$ 289
Scenario -30% [member] | Turkey, New Lira
IfrsStatementLineItems [Line Items]
Base rate | Number	0.1149
Monetary assets and liabilities	R$ (52,450)
Derivative Instruments - Not designated	29,584
Net effect	R$ (22,866)
Scenario -30% [member] | Angola, Kwanza
IfrsStatementLineItems [Line Items]
Base rate | Number	0.0041
Monetary assets and liabilities	R$ (45,655)
Derivative Instruments - Not designated	17,061
Net effect	R$ (28,594)
Scenario -30% [member] | Argentina, Pesos
IfrsStatementLineItems [Line Items]
Base rate | Number	0.0019
Monetary assets and liabilities	R$ 2,160
Net effect	R$ 2,160
Scenario -30% [member] | Chile, Pesos
IfrsStatementLineItems [Line Items]
Base rate | Number	0.0038
Monetary assets and liabilities	R$ (66,315)
Net effect	R$ (66,315)
Scenario -15% [member] | Soybean Meal C B O T [Member]
IfrsStatementLineItems [Line Items]
Base rate | Number	350
Net effect on operating results	R$ 393
Scenario -15% [member] | Soybean Oil C B O T [Member]
IfrsStatementLineItems [Line Items]
Base rate | Number	1,014
Net effect on operating results
Scenario -15% [member] | Corn C B O T [Member]
IfrsStatementLineItems [Line Items]
Base rate | Number	169
Net effect on operating results	R$ 1,012
Scenario -15% [member] | Corn B 3 [Member]
IfrsStatementLineItems [Line Items]
Base rate | Number	918
Net effect on operating results	R$ 21,625
Scenario -15% [member] | N D F [Member] | Soybean Meal C B O T [Member]
IfrsStatementLineItems [Line Items]
Net effect on operating results	(248)
Scenario -15% [member] | N D F [Member] | Soybean Oil C B O T [Member]
IfrsStatementLineItems [Line Items]
Net effect on operating results	(1,789)
Scenario -15% [member] | N D F [Member] | Corn C B O T [Member]
IfrsStatementLineItems [Line Items]
Net effect on operating results	(10,738)
Scenario -15% [member] | N D F [Member] | Corn B 3 [Member]
IfrsStatementLineItems [Line Items]
Net effect on operating results	11,019
Scenario -15% [member] | Collar [Member] | Soybean Meal C B O T [Member]
IfrsStatementLineItems [Line Items]
Net effect on operating results	(2,079)
Scenario -15% [member] | Collar [Member] | Corn C B O T [Member]
IfrsStatementLineItems [Line Items]
Net effect on operating results	(1,412)
Scenario -15% [member] | Collar [Member] | Corn B 3 [Member]
IfrsStatementLineItems [Line Items]
Net effect on operating results	(349)
Scenario -15% [member] | Cost of sales [member] | Soybean Meal C B O T [Member]
IfrsStatementLineItems [Line Items]
Net effect on operating results	2,720
Scenario -15% [member] | Cost of sales [member] | Soybean Oil C B O T [Member]
IfrsStatementLineItems [Line Items]
Net effect on operating results	1,789
Scenario -15% [member] | Cost of sales [member] | Corn C B O T [Member]
IfrsStatementLineItems [Line Items]
Net effect on operating results	13,162
Scenario -15% [member] | Cost of sales [member] | Corn B 3 [Member]
IfrsStatementLineItems [Line Items]
Net effect on operating results	R$ 10,955
Scenario -15% [member] | United States of America, Dollars
IfrsStatementLineItems [Line Items]
Base rate | Number	4.2500
Monetary assets and liabilities	R$ 326,928
Derivative Instruments - Not designated	(264,252)
Net effect	62,676
Net effect on operating results	(6,568)
Scenario -15% [member] | United States of America, Dollars | Revenue In U S D [Member]
IfrsStatementLineItems [Line Items]
Net effect on operating results	(339,702)
Scenario -15% [member] | United States of America, Dollars | N D F [Member]
IfrsStatementLineItems [Line Items]
Net effect on operating results	141,616
Scenario -15% [member] | United States of America, Dollars | Collar [Member]
IfrsStatementLineItems [Line Items]
Net effect on operating results	R$ 191,518
Scenario -15% [member] | Euro Member Countries, Euro
IfrsStatementLineItems [Line Items]
Base rate | Number	4.8195
Monetary assets and liabilities	R$ 5,151
Derivative Instruments - Not designated	(2,661)
Net effect	R$ 2,490
Scenario -15% [member] | Japan, Yen
IfrsStatementLineItems [Line Items]
Base rate | Number	0.0319
Monetary assets and liabilities	R$ 85
Net effect	R$ 85
Scenario -15% [member] | Turkey, New Lira
IfrsStatementLineItems [Line Items]
Base rate | Number	0.1395
Monetary assets and liabilities	R$ (26,118)
Derivative Instruments - Not designated	14,731
Net effect	R$ (11,387)
Scenario -15% [member] | Angola, Kwanza
IfrsStatementLineItems [Line Items]
Base rate | Number	0.0049
Monetary assets and liabilities	R$ (22,124)
Derivative Instruments - Not designated	8,268
Net effect	R$ (13,856)
Scenario -15% [member] | Argentina, Pesos
IfrsStatementLineItems [Line Items]
Base rate | Number	0.0023
Monetary assets and liabilities	R$ 1,949
Net effect	R$ 1,949
Scenario -15% [member] | Chile, Pesos
IfrsStatementLineItems [Line Items]
Base rate | Number	0.0047
Monetary assets and liabilities	R$ (33,358)
Net effect	R$ (33,358)
Scenario [member] | Soybean Meal C B O T [Member]
IfrsStatementLineItems [Line Items]
Base rate | Number	412
Net effect on operating results
Scenario [member] | Soybean Oil C B O T [Member]
IfrsStatementLineItems [Line Items]
Base rate | Number	1,193
Net effect on operating results
Scenario [member] | Corn C B O T [Member]
IfrsStatementLineItems [Line Items]
Base rate | Number	199
Net effect on operating results
Scenario [member] | Corn B 3 [Member]
IfrsStatementLineItems [Line Items]
Base rate | Number	1,079
Net effect on operating results
Scenario [member] | N D F [Member] | Soybean Meal C B O T [Member]
IfrsStatementLineItems [Line Items]
Net effect on operating results
Scenario [member] | N D F [Member] | Soybean Oil C B O T [Member]
IfrsStatementLineItems [Line Items]
Net effect on operating results
Scenario [member] | N D F [Member] | Corn C B O T [Member]
IfrsStatementLineItems [Line Items]
Net effect on operating results
Scenario [member] | N D F [Member] | Corn B 3 [Member]
IfrsStatementLineItems [Line Items]
Net effect on operating results
Scenario [member] | Collar [Member] | Soybean Meal C B O T [Member]
IfrsStatementLineItems [Line Items]
Net effect on operating results
Scenario [member] | Collar [Member] | Corn C B O T [Member]
IfrsStatementLineItems [Line Items]
Net effect on operating results
Scenario [member] | Collar [Member] | Corn B 3 [Member]
IfrsStatementLineItems [Line Items]
Net effect on operating results
Scenario [member] | Cost of sales [member] | Soybean Meal C B O T [Member]
IfrsStatementLineItems [Line Items]
Net effect on operating results
Scenario [member] | Cost of sales [member] | Soybean Oil C B O T [Member]
IfrsStatementLineItems [Line Items]
Net effect on operating results
Scenario [member] | Cost of sales [member] | Corn C B O T [Member]
IfrsStatementLineItems [Line Items]
Net effect on operating results
Scenario [member] | Cost of sales [member] | Corn B 3 [Member]
IfrsStatementLineItems [Line Items]
Net effect on operating results
Scenario [member] | United States of America, Dollars
IfrsStatementLineItems [Line Items]
Base rate | Number	5.0000
Monetary assets and liabilities	R$ (87,745)
Derivative Instruments - Not designated	70,923
Net effect	(16,822)
Net effect on operating results	40,857
Scenario [member] | United States of America, Dollars | Revenue In U S D [Member]
IfrsStatementLineItems [Line Items]
Net effect on operating results	91,173
Scenario [member] | United States of America, Dollars | N D F [Member]
IfrsStatementLineItems [Line Items]
Net effect on operating results	(38,009)
Scenario [member] | United States of America, Dollars | Collar [Member]
IfrsStatementLineItems [Line Items]
Net effect on operating results	R$ (12,307)
Scenario [member] | Euro Member Countries, Euro
IfrsStatementLineItems [Line Items]
Base rate | Number	5.6700
Monetary assets and liabilities	R$ (3,082)
Derivative Instruments - Not designated	1,592
Net effect	R$ (1,490)
Scenario [member] | Japan, Yen
IfrsStatementLineItems [Line Items]
Base rate | Number	0.0375
Monetary assets and liabilities	R$ (119)
Net effect	R$ (119)
Scenario [member] | Turkey, New Lira
IfrsStatementLineItems [Line Items]
Base rate | Number	0.1641
Monetary assets and liabilities	R$ 214
Derivative Instruments - Not designated	(121)
Net effect	R$ 93
Scenario [member] | Angola, Kwanza
IfrsStatementLineItems [Line Items]
Base rate | Number	0.0058
Monetary assets and liabilities	R$ 1,406
Derivative Instruments - Not designated	(525)
Net effect	R$ 881
Scenario [member] | Argentina, Pesos
IfrsStatementLineItems [Line Items]
Base rate | Number	0.0027
Monetary assets and liabilities	R$ 1,738
Net effect	R$ 1,738
Scenario [member] | Chile, Pesos
IfrsStatementLineItems [Line Items]
Base rate | Number	0.0055
Monetary assets and liabilities	R$ (400)
Net effect	R$ (400)
Scenario +15% [Member] | Soybean Meal C B O T [Member]
IfrsStatementLineItems [Line Items]
Base rate | Number	474
Net effect on operating results	R$ (2,113)
Scenario +15% [Member] | Soybean Oil C B O T [Member]
IfrsStatementLineItems [Line Items]
Base rate | Number	1,372
Net effect on operating results
Scenario +15% [Member] | Corn C B O T [Member]
IfrsStatementLineItems [Line Items]
Base rate | Number	228
Net effect on operating results	R$ (2,081)
Scenario +15% [Member] | Corn B 3 [Member]
IfrsStatementLineItems [Line Items]
Base rate | Number	1,241
Net effect on operating results	R$ (9,454)
Scenario +15% [Member] | N D F [Member] | Soybean Meal C B O T [Member]
IfrsStatementLineItems [Line Items]
Net effect on operating results	248
Scenario +15% [Member] | N D F [Member] | Soybean Oil C B O T [Member]
IfrsStatementLineItems [Line Items]
Net effect on operating results	1,789
Scenario +15% [Member] | N D F [Member] | Corn C B O T [Member]
IfrsStatementLineItems [Line Items]
Net effect on operating results	10,738
Scenario +15% [Member] | N D F [Member] | Corn B 3 [Member]
IfrsStatementLineItems [Line Items]
Net effect on operating results	(11,019)
Scenario +15% [Member] | Collar [Member] | Soybean Meal C B O T [Member]
IfrsStatementLineItems [Line Items]
Net effect on operating results	359
Scenario +15% [Member] | Collar [Member] | Corn C B O T [Member]
IfrsStatementLineItems [Line Items]
Net effect on operating results	343
Scenario +15% [Member] | Collar [Member] | Corn B 3 [Member]
IfrsStatementLineItems [Line Items]
Net effect on operating results	12,520
Scenario +15% [Member] | Cost of sales [member] | Soybean Meal C B O T [Member]
IfrsStatementLineItems [Line Items]
Net effect on operating results	(2,720)
Scenario +15% [Member] | Cost of sales [member] | Soybean Oil C B O T [Member]
IfrsStatementLineItems [Line Items]
Net effect on operating results	(1,789)
Scenario +15% [Member] | Cost of sales [member] | Corn C B O T [Member]
IfrsStatementLineItems [Line Items]
Net effect on operating results	(13,162)
Scenario +15% [Member] | Cost of sales [member] | Corn B 3 [Member]
IfrsStatementLineItems [Line Items]
Net effect on operating results	R$ (10,955)
Scenario +15% [Member] | United States of America, Dollars
IfrsStatementLineItems [Line Items]
Base rate | Number	5.7500
Monetary assets and liabilities	R$ (502,418)
Derivative Instruments - Not designated	406,098
Net effect	(96,320)
Net effect on operating results	95,914
Scenario +15% [Member] | United States of America, Dollars | Revenue In U S D [Member]
IfrsStatementLineItems [Line Items]
Net effect on operating results	522,048
Scenario +15% [Member] | United States of America, Dollars | N D F [Member]
IfrsStatementLineItems [Line Items]
Net effect on operating results	(217,634)
Scenario +15% [Member] | United States of America, Dollars | Collar [Member]
IfrsStatementLineItems [Line Items]
Net effect on operating results	R$ (208,500)
Scenario +15% [Member] | Euro Member Countries, Euro
IfrsStatementLineItems [Line Items]
Base rate | Number	6.5205
Monetary assets and liabilities	R$ (11,316)
Derivative Instruments - Not designated	5,844
Net effect	R$ (5,472)
Scenario +15% [Member] | Japan, Yen
IfrsStatementLineItems [Line Items]
Base rate | Number	0.0431
Monetary assets and liabilities	R$ (323)
Net effect	R$ (323)
Scenario +15% [Member] | Turkey, New Lira
IfrsStatementLineItems [Line Items]
Base rate | Number	0.1887
Monetary assets and liabilities	R$ 26,546
Derivative Instruments - Not designated	(14,973)
Net effect	R$ 11,573
Scenario +15% [Member] | Angola, Kwanza
IfrsStatementLineItems [Line Items]
Base rate | Number	0.0067
Monetary assets and liabilities	R$ 24,936
Derivative Instruments - Not designated	(9,319)
Net effect	R$ 15,617
Scenario +15% [Member] | Argentina, Pesos
IfrsStatementLineItems [Line Items]
Base rate | Number	0.0031
Monetary assets and liabilities	R$ 1,527
Net effect	R$ 1,527
Scenario +15% [Member] | Chile, Pesos
IfrsStatementLineItems [Line Items]
Base rate | Number	0.0063
Monetary assets and liabilities	R$ 32,557
Net effect	R$ 32,557
Scenario +30% [Member] | Soybean Meal C B O T [Member]
IfrsStatementLineItems [Line Items]
Base rate | Number	536
Net effect on operating results	R$ (3,113)
Scenario +30% [Member] | Soybean Oil C B O T [Member]
IfrsStatementLineItems [Line Items]
Base rate | Number	1,551
Net effect on operating results
Scenario +30% [Member] | Corn C B O T [Member]
IfrsStatementLineItems [Line Items]
Base rate | Number	258
Net effect on operating results	R$ (2,565)
Scenario +30% [Member] | Corn B 3 [Member]
IfrsStatementLineItems [Line Items]
Base rate | Number	1,403
Net effect on operating results	R$ (5,882)
Scenario +30% [Member] | N D F [Member] | Soybean Meal C B O T [Member]
IfrsStatementLineItems [Line Items]
Net effect on operating results	496
Scenario +30% [Member] | N D F [Member] | Soybean Oil C B O T [Member]
IfrsStatementLineItems [Line Items]
Net effect on operating results	3,579
Scenario +30% [Member] | N D F [Member] | Corn C B O T [Member]
IfrsStatementLineItems [Line Items]
Net effect on operating results	21,476
Scenario +30% [Member] | N D F [Member] | Corn B 3 [Member]
IfrsStatementLineItems [Line Items]
Net effect on operating results	(22,039)
Scenario +30% [Member] | Collar [Member] | Soybean Meal C B O T [Member]
IfrsStatementLineItems [Line Items]
Net effect on operating results	1,831
Scenario +30% [Member] | Collar [Member] | Corn C B O T [Member]
IfrsStatementLineItems [Line Items]
Net effect on operating results	2,282
Scenario +30% [Member] | Collar [Member] | Corn B 3 [Member]
IfrsStatementLineItems [Line Items]
Net effect on operating results	38,068
Scenario +30% [Member] | Cost of sales [member] | Soybean Meal C B O T [Member]
IfrsStatementLineItems [Line Items]
Net effect on operating results	(5,440)
Scenario +30% [Member] | Cost of sales [member] | Soybean Oil C B O T [Member]
IfrsStatementLineItems [Line Items]
Net effect on operating results	(3,579)
Scenario +30% [Member] | Cost of sales [member] | Corn C B O T [Member]
IfrsStatementLineItems [Line Items]
Net effect on operating results	(26,323)
Scenario +30% [Member] | Cost of sales [member] | Corn B 3 [Member]
IfrsStatementLineItems [Line Items]
Net effect on operating results	R$ (21,911)
Scenario +30% [Member] | United States of America, Dollars
IfrsStatementLineItems [Line Items]
Base rate | Number	6.5000
Monetary assets and liabilities	R$ (917,091)
Derivative Instruments - Not designated	741,273
Net effect	(175,818)
Net effect on operating results	95,914
Scenario +30% [Member] | United States of America, Dollars | Revenue In U S D [Member]
IfrsStatementLineItems [Line Items]
Net effect on operating results	952,923
Scenario +30% [Member] | United States of America, Dollars | N D F [Member]
IfrsStatementLineItems [Line Items]
Net effect on operating results	(397,259)
Scenario +30% [Member] | United States of America, Dollars | Collar [Member]
IfrsStatementLineItems [Line Items]
Net effect on operating results	R$ (459,750)
Scenario +30% [Member] | Euro Member Countries, Euro
IfrsStatementLineItems [Line Items]
Base rate | Number	7.3710
Monetary assets and liabilities	R$ (19,550)
Derivative Instruments - Not designated	10,097
Net effect	R$ (9,453)
Scenario +30% [Member] | Japan, Yen
IfrsStatementLineItems [Line Items]
Base rate | Number	0.0488
Monetary assets and liabilities	R$ (526)
Net effect	R$ (526)
Scenario +30% [Member] | Turkey, New Lira
IfrsStatementLineItems [Line Items]
Base rate | Number	0.2133
Monetary assets and liabilities	R$ 52,878
Derivative Instruments - Not designated	(29,825)
Net effect	R$ 23,053
Scenario +30% [Member] | Angola, Kwanza
IfrsStatementLineItems [Line Items]
Base rate | Number	0.0075
Monetary assets and liabilities	R$ 48,467
Derivative Instruments - Not designated	(18,112)
Net effect	R$ 30,355
Scenario +30% [Member] | Argentina, Pesos
IfrsStatementLineItems [Line Items]
Base rate | Number	0.0035
Monetary assets and liabilities	R$ 1,316
Net effect	R$ 1,316
Scenario +30% [Member] | Chile, Pesos
IfrsStatementLineItems [Line Items]
Base rate | Number	0.0071
Monetary assets and liabilities	R$ 65,515
Net effect	R$ 65,515